GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software, patents, trademarks and proprietary technology	Brand names (1)	Other	Total assets
Gross carrying amount:
Balance at January 1, 2020	$1,968	$436	$1,920	$297	$392	$5,013
Additions	496	—	14	—	36	546
Acquisitions through business combinations	—	7	—	—	7	14
Dispositions	—	(67)	(5)	—	(101)	(173)
Foreign currency translation	(429)	5	20	—	(6)	(410)
Balances at December 31, 2020	$2,035	$381	$1,949	$297	$328	$4,990
Additions	165	1	77	—	47	290
Dispositions	—	—	(1)	—	(1)	(2)
Foreign currency translation	(145)	(8)	(21)	—	(17)	(191)
Balance at December 31, 2021	$2,055	$374	$2,004	$297	$357	$5,087
Accumulated amortization and impairment
Balance at January 1, 2020	$(159)	$(132)	$(193)	$—	$(19)	$(503)
Amortization expense	(59)	(30)	(136)	—	(24)	(249)
Dispositions	—	67	3	—	16	86
Foreign currency translation	37	7	(4)	—	1	41
Balances at December 31, 2020	$(181)	$(88)	$(330)	$—	$(26)	$(625)
Amortization expense	(71)	(30)	(143)	—	(18)	(262)
Dispositions	—	—	2	—	—	2
Foreign currency translation	14	3	5	—	2	24
Balance at December 31, 2021	$(238)	$(115)	$(466)	$—	$(42)	$(861)
Net book value
December 31, 2020	$1,854	$293	$1,619	$297	$302	$4,365
December 31, 2021	$1,817	$259	$1,538	$297	$315	$4,226
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(1)Includes indefinite life intangible assets with a carrying value of $297 million (2020: $297 million).

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$2,331	$2,346
Acquisitions through business combinations	6	9
Dispositions	—	(215)
Foreign currency translation	(121)	191
Balance at end of year	$2,216	$2,331

Disclosure of goodwill allocated by segments	Goodwill is allocated to the following segments as at December 31, 2021 and 2020:

(US$ MILLIONS)	2021	2020
Business services	$2,019	$2,137
Infrastructure services	197	194
Industrials	—	—
Total	$2,216	$2,331